Restatement of Financial Statements - Summary of Restatement Of Balance Sheet (Detail) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 21, 2020	Aug. 04, 2020
Assets [Abstract]
Total assets	$ 251,077,485			$ 251,534,022	$ 252,293,467	$ 252,306,800
Liabilities and stockholders' equity
Total liabilities	22,207,302			30,605,836	23,713,000	9,746,589
Class A ordinary shares, $0.0001 par value; subject to possible redemption	250,000,000			250,000,000	250,000,000
Shareholders' equity
Preference shares - $0.0001 par value	0			0	0	0
Additional paid-in-capital	0			0	0	0
Accumulated deficit	(21,130,442)			(29,072,439)	(21,420,158)	(7,440,414)
Total shareholders' equity	(21,129,817)	$ (22,228,485)	$ (22,002,797)	(29,071,814)	(21,419,533)	(7,439,789)	$ 0
Total Liabilities, Class A ordinary shares subject to possible redemption, and Shareholders' Deficit	251,077,485			251,534,022	252,293,467	252,306,800
Common Class A [Member]
Liabilities and stockholders' equity
Class A ordinary shares, $0.0001 par value; subject to possible redemption	250,000,000			250,000,000		250,000,000
Shareholders' equity
Ordinary shares	0			0	0	0
Common Class B [Member]
Shareholders' equity
Ordinary shares	$ 625		0	625	625	625
Previously Reported [Member]
Assets [Abstract]
Total assets		251,181,784	251,368,069	251,534,022	252,293,467	252,306,800
Liabilities and stockholders' equity
Total liabilities		23,410,268	23,370,865	30,605,835	23,712,999	9,746,589
Class A ordinary shares, $0.0001 par value; subject to possible redemption		22,277,151	22,299,720		235,580,540
Shareholders' equity
Preference shares - $0.0001 par value		0	0	0	0	0
Ordinary shares		2,722,849	2,700,280
Additional paid-in-capital		7,427,015	7,201,327	14,270,276	6,635,073	5,011,932
Accumulated deficit		(2,427,906)	(2,202,218)	(9,271,235)	(1,635,954)	(12,681)
Total shareholders' equity		5,000,006	5,000,004	5,000,007	5,000,008	5,000,001
Total Liabilities, Class A ordinary shares subject to possible redemption, and Shareholders' Deficit		251,181,784	251,368,069	251,534,022	252,293,467	252,306,800
Previously Reported [Member] | Common Class A [Member]
Liabilities and stockholders' equity
Class A ordinary shares, $0.0001 par value; subject to possible redemption		222,771,510	222,997,200	215,928,180		237,560,210
Shareholders' equity
Ordinary shares		272	270	341	264	125
Previously Reported [Member] | Common Class B [Member]
Shareholders' equity
Ordinary shares		625	625	625	625	625
Revision of Prior Period, Adjustment [Member]
Assets [Abstract]
Total assets				0	0
Liabilities and stockholders' equity
Total liabilities				1	1
Class A ordinary shares, $0.0001 par value; subject to possible redemption		2,722,849	2,700,280		26,419,540
Shareholders' equity
Preference shares - $0.0001 par value		0	0	0	0	0
Ordinary shares		(2,722,849)	(2,700,280)
Additional paid-in-capital		(7,427,015)	(7,201,327)	(14,270,276)	(6,635,073)	(5,011,932)
Accumulated deficit		(19,801,203)	(19,801,203)	(19,801,204)	(19,784,204)	(7,427,733)
Total shareholders' equity		(27,228,490)	(27,002,800)	(34,071,821)	(26,419,541)	(12,439,790)
Total Liabilities, Class A ordinary shares subject to possible redemption, and Shareholders' Deficit		0	0	0	0	0
Revision of Prior Period, Adjustment [Member] | Common Class A [Member]
Liabilities and stockholders' equity
Class A ordinary shares, $0.0001 par value; subject to possible redemption		27,228,490	27,002,800	34,071,820		12,439,790
Shareholders' equity
Ordinary shares		(272)	$ (270)	(341)	(264)	(125)
Revision of Prior Period, Adjustment [Member] | Common Class B [Member]
Shareholders' equity
Ordinary shares		$ 0		0	$ 0	$ 0
Restated [Member]
Assets [Abstract]
Total assets				251,534,022
Liabilities and stockholders' equity
Total liabilities				30,605,836
Shareholders' equity
Preference shares - $0.0001 par value				0
Additional paid-in-capital				0
Accumulated deficit				(24,072,439)
Total shareholders' equity				(29,071,814)
Total Liabilities, Class A ordinary shares subject to possible redemption, and Shareholders' Deficit				251,534,022
Restated [Member] | Common Class A [Member]
Liabilities and stockholders' equity
Class A ordinary shares, $0.0001 par value; subject to possible redemption				250,000,000
Shareholders' equity
Ordinary shares				$ 0